BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The current and non-current balances of non-recourse borrowings are as follows:

US$ MILLIONS	Dec. 31, 2017	Dec. 31, 2016
Current	$364	$279
Non-current	7,699	7,045
Total	$8,063	$7,324

	Maturity	Annual Rate	Currency	2017	2016
Corporate revolving credit facility	June 30, 2022	LIBOR plus 1.2%	US$	789	—
Medium Term Notes(1):
Current:
Public - Canadian	October 10, 2017	3.5%	C$	—	295
Public - Canadian	October 30, 2018	3.0%	C$	99	93
Non-Current:
Public - Canadian	October 30, 2020	3.5%	C$	298	279
Public - Canadian	March 11, 2022	3.5%	C$	358	335
Public - Canadian	February 22, 2024	3.3%	C$	239	—
Public - Canadian	February 22, 2024	3.3%	C$	318	—
Total				$2,101	$1,002

(1)	See Note 19, Subsidiary Public Issuers for further details.
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Utilities	Transport	Energy	Total
2018	—	143	229	372
2019	87	261	222	570
2020	304	210	69	583
2021	461	230	4	695
2022	440	323	4	767
Thereafter	2,358	2,095	647	5,100
Total Principal repayments	3,650	3,262	1,175	8,087
Deferred financing costs and other	(1)	(5)	(18)	(24)
Total - Dec. 31, 2017	$3,649	$3,257	$1,157	$8,063
Total - Dec. 31, 2016	$3,207	$3,163	$954	$7,324
The weighted average interest rate of non-recourse borrowings are as follows:

US$ MILLIONS	Utilities	Transport	Energy	Total
Dec. 31, 2017	4%	5%	5%	5%
Dec. 31, 2016	4%	5%	5%	5%
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2017	Local Currency		Dec. 31, 2016	Local Currency
Australian dollars	$1,013	AUD	1,297	$922	AUD	1,281
British pounds	1,735	GBP	1,283	1,390	GBP	1,125
U.S. dollars	3,087	USD	3,087	3,039	USD	3,039
Chilean Unidad de Fomento(1)	960	UF	22	901	UF	23
Canadian dollars	397	CAD	499	263	CAD	354
Colombian pesos	184	COP	549,384	133	COP	403,030
Peruvian soles	458	PEN	1,483	439	PEN	1,473
Indian rupees	186	INR	11,847	196	INR	13,324
New Zealand dollars	43	NZD	61	41	NZD	59

(1)	Chilean Unidad de Fomento is an inflation adjusted unit of account indexed to the Chilean Peso.

Disclosure of reconciliation of liabilities arising from financing activities
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	2016	Cash Flows	Acquisition	Foreign Exchange Movement	Fair Value Changes	2017
Corporate borrowings	$1,002	$1,020	$—	$79	$—	$2,101
Non-recourse borrowings	7,324	360	—	379	—	8,063